LEGG MASON PARTNERS EQUITY TRUST

JANUARY 7, 2011

SUPPLEMENT TO THE COMBINED PROXY STATEMENT OF LEGG MASON CLEARBRIDGE DIVIDEND STRATEGY FUND/PROSPECTUS DATED DECEMBER 28, 2010 OF

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

The following language is added to the Proxy Statement/Prospectus.

Class C shares of Legg Mason ClearBridge Dividend Strategy Fund are closed for future purchases and incoming exchanges as of the close of business on April 14, 2011.

The following language is added to the Proxy Statement/Prospectus. This language amends and supersedes the language in the Proxy Statement/Prospectus dated December 28, 2010:

Record Date and Outstanding Shares

Only shareholders of record of the Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponements or adjournments thereof. The chart below lists the number of Class A, Class B, Class C, Class I and Class 1 shares of the Target Fund that were outstanding and entitled to vote as of the close of business on the Record Date.

Fund	Class	Total Shares Outstanding
Legg Mason ClearBridge Dividend Strategy Fund	A	29,984,118.426
Legg Mason ClearBridge Dividend Strategy Fund	B	6,211,505.715
Legg Mason ClearBridge Dividend Strategy Fund	C	1,088,378.901
Legg Mason ClearBridge Dividend Strategy Fund	I	443,007.984
Legg Mason ClearBridge Dividend Strategy Fund	1	78,196,430.720

Total		115,923,441.746

The following language is added to Appendix F of the Proxy Statement/Prospectus. This language amends and supersedes the language in Appendix F of the Proxy Statement/Prospectus dated December 28, 2010:

Legg Mason ClearBridge Dividend Strategy Fund

Class	Name and Address of Shareholder	Percent Ownership
Class 1	BNY Mellon Investment Servicing (US) Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	100.00%

Class A	BNY Mellon Investment Servicing (US) Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	92.64%

Class B	BNY Mellon Investment Servicing (US) Inc. FBO Primerica Financial Services 760 Moore Rd King of Prussia, PA 19406-1212	96.17%

Class C	Morgan Stanley and Co. Inc. ATTN Mutual Funds Operations Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	5.56%

Class	Name and Address of Shareholder	Percent Ownership
Class C	MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	5.94%

Class C	First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St. Louis, MO 63103-2523	6.94%

Class C	UBS WM USA 000 11011 6100 Omni Account M/F ATTN: Department Manager 499 Washington Blvd Fl 9 Jersey City, NJ 07310-2055	9.24%

Class C	Citigroup Global Markets House Account 700 Red Brook Boulevard Owings Mills, MD 21117-5184	57.22%

Class I	MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246-6484	18.75%

Class I	Citigroup Global Markets House Account 700 Red Brook Boulevard Owings Mills, MD 21117-5184	72.35%

LMFX013136

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